Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Schedule of Cash and Cash Equivalents

Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	December 31, 2020		December 31, 2019
Cash and bank balances	Ps.	43,990	Ps.	31,905
Cash equivalents (see Note 3.5)		63,634		33,657
	Ps.	107,624	Ps.	65,562